Label	Element	Value
Schwab Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB INVESTMENTS
(the Trust)
Schwab® Global Real Estate Fund
(the fund)
Supplement dated June 21, 2022 to the fund’s currently effective Summary Prospectus,
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI.
At a meeting held on June 8, 2022, the Board of Trustees of the Trust approved the reduction of the fund’s management fee and the fund’s shareholder servicing fee, and a new expense limitation. These changes, which are summarized below, will be effective on June 27, 2022.
	Current	New
Management Fee	0.77%	0.50%
Expense Limitation	1.05%	0.75%
Shareholder Servicing Fee	0.25%	0.15%
Accordingly, the following changes to the Summary Prospectus, Statutory Prospectus and SAI are effective June 27, 2022:
1.

Summary Prospectus and Statutory Prospectus – Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Management fees	0.50
Distribution (12b-1) fees	None
Other expenses2	0.23
Total annual fund operating expenses	0.73

(1)
The information in the table has been restated to reflect current fees and expenses.

(2)
“Other expenses” are based on estimated amounts for the current fiscal year.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$75	$233	$406	$906

Risk/Return [Heading]	rr_RiskReturnHeading	Schwab® Global Real Estate Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.

Summary Prospectus and Statutory Prospectus – Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Schwab Global Real Estate Fund | Schwab Global Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	406
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 906

[1]	The information in the table has been restated to reflect current fees and expenses.
[2]	“Other expenses” are based on estimated amounts for the current fiscal year.